Subsequent Events - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Mar. 14, 2018 EUR (€)	Feb. 13, 2018 USD ($) $ / shares	Jan. 08, 2018 Program	Feb. 28, 2018 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) € / shares	Feb. 13, 2018 € / shares shares
Disclosure of Events After Reporting Period [Line Items]
Issue price per share | € / shares								€ 0.09
Aggregate purchase price					$ 80.0	€ 74,738,000	€ 50,547,000	€ 46,478,000
Collaboration and license agreement [member] | Top of range [member]
Disclosure of Events After Reporting Period [Line Items]
Number of bispecific Antibody Research Programs | Program			3
Potential ordinary share transactions [member]
Disclosure of Events After Reporting Period [Line Items]
Common shares issued | shares									3,099,997
Issue price per share | € / shares									€ 0.09
Aggregate purchase price | $		$ 55.8		$ 55.8
Purchase price | $ / shares		$ 18.00
ONO Research and License Agreement [member]
Disclosure of Events After Reporting Period [Line Items]
Upfront non-refundable payment received | €	€ 700,000
Milestone payments received | €	€ 33,700,000